Accounts and transactions with related parties	12 Months Ended
Dec. 31, 2017
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Accounts and transactions with related parties
23.	Accounts and transactions with related parties

	2017	2016
Account receivable -
Panama Air Cargo Terminal	$254	$—
Editora del Caribe, S.A.	32	15
Petroleos Delta, S.A.	19	5
Banco General, S.A.	12	—
Assa Compañía de Seguros, S.A.	1	479

	$318	$499

Account payable -
Petróleos Delta, S.A.	$10,371	$7,504
Assa Compañía de Seguros, S.A.	1,431	687
Desarrollos Inmobiliarios del Este, S.A.	650	421
Motta International, S.A.	81	25
Panama Air Cargo Terminal	200	—
Cable Onda, S.A.	112	21
Galindo, Arias & López	31	16
Global Brands, S.A.	4	7

	$12,880	$8,681

Transactions with related parties for the year ended December 31 are as follows:

Related party	Transaction	Amount of transaction 2017	Amount of transaction 2016	Amount of transaction 2015
Petróleos Delta, S.A.	Purchase of jet fuel	290,172	229,899	248,944
ASSA Compañía de Seguros, S.A.	Insurance	8,527	7,128	9,170
Desarrollo Inmobiliario del Este, S.A.	Property leasing	3,625	3,795	2,982
Profuturo Administradora de Fondos de Pensión y Cesantía	Payments	2,386	3,238	—
Motta International	Purchase	1,632	1,646	1,290
Cable Onda, S.A.	Communications	1,448	1,625	—
GBM International, Inc.	Technological support	273	272	533
Galindo, Arias & López	Legal services	373	341	271
Global Brands, S.A.	Purchase	79	67	47
Panama Air Cargo Terminal	Handling	4,869	—	—
Lubricantes Delta, S.A.	Fuel accesories	—	63	—
Editora del Caribe, S.A.	Advertising	4	(162)	22
Banco General, S.A.	Interest income	$(2,986)	$(1,284)	$(1,301)

Banco General, S.A.: The Company’s controlling shareholders have a vote and a decision within the board of directors of BG Financial Group, which is the controlling company of Banco General. Likewise, Banco General, S. A. owns ProFuturo Administradora de Fondos de Pensión y Cesantía S.A., which manage the Company’s reserves for pension purposes.

Petróleos Delta, S.A.: Since 2005, the fuel company entered into a contract with the Company to meet its jet fuel needs. The contract’s term is two years, and the last contract subscribed was on June, 2016.

As of December 31, 2017, the Company maintained guarantee deposits with Petróleos Delta, S.A. in the amount of $11.8 million (2016: $7 million), recorded as “Other non-current assets” in the consolidated statement of financial position. While the Company’s controlling shareholders do not hold a controlling equity interest in Petróleos Delta, S. A., various members of the Company’s Board of Directors are also board members of Petróleos Delta, S. A.

ASSA Compañía de Seguros, S. A.: An insurance company controlled by the Company’s controlling shareholders that provide substantially all of the Company’s insurance policies.

Desarrollo Inmobiliario del Este, S. A.: The Company leases five floors consisting of approximately 121,686 square feet of the building from Desarrollo Inmobiliario, an entity controlled by the same group of investors that controls Corporación de Inversiones Aéreas, S. A. (“CIASA”). CIASA owns 100% of the class B shares of the Company.

Motta Internacional, S.A. & Global Brands, S. A.: The Company purchases most of the alcohol and other beverages served on its aircraft from Motta Internacional, S. A. and Global Brands, S. A., both of which are controlled by the Company’s controlling shareholders.

GBM International, Inc.: Provides systems integration and computer services, as well as technical services and enterprise management. A member of the Company’s Board of Directors is shareholder of GBM International, Inc.

Galindo, Arias & López: Certain partners of Galindo, Arias & López (a law firm) are indirect shareholders of CIASA and serve on the Company’s Board of Directors.

Editora del Caribe, S.A.: this Panamanian publisher is responsible for publishing the official journal of Copa Airlines “Panorama of the Americas”. A member of the Company’s Board of Directors is shareholder of Editora del Caribe, S. A.

Cable Onda, S.A.: The Company is responsible for providing television and internet broadcasting services in Panama. A member of the Company’s Board of Directors is shareholder of Cable Onda, S. A.

Panama Air Cargo Terminal: Provides cargo and courier services in Panama, an entity controlled by the same group of investors that controls CIASA.

Compensation of key management personnel

Key management personnel compensation is as follows:

	2017	2016	2015
Short-term employee benefits	$5,133	$3,763	$3,570
Post-employment pension	99	72	68
Share-based payments	5,524	5,799	3,023

	$10,756	$9,634	$6,661

The Company has not set aside any additional funds for future payments to executive officers, other than one pursuant to a non-compete agreement for $3.1 million established in 2006 (see note 21).